AUDITORS' REMUNERATION	12 Months Ended
Dec. 31, 2019
AUDITORS' REMUNERATION [abstract]
Disclosure of auditors' remuneration

29         AUDITORS’ REMUNERATION

Auditors’ remuneration in respect of audit and non-audit services provided by the auditors for the year ended December 31, 2019 were RMB8,400,000 and RMB930,000 respectively (2017: RMB8,400,000 and RMB950,000 respectively and 2018: RMB8,400,000 and RMB750,000 respectively).